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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

 /s/ Gregg L. Kudisch                   New York, NY               May 14, 2008
-------------------------        ---------------------------     ---------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   41
                                                          ------------------

Form 13F Information Table Value Total:                             $155,157
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 ------------------------

         NONE


                                                      Stelliam Investment Management, LP
                                                          Form 13F Information Table
                                                         Quarter ended March 31, 2008


                                                                                      Investment Discretion       Voting Authority
                                                       Fair Market
                                                          Value   Shares or
                          Title of                         (in    Principal  SH/ Put/      Shared  Shared Other
Issuer                      Class         Cusip Number thousands)  Amount   PRN  Call Sole Defined Other Managers Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------------
012 SMILE COMMUNICATIONS
LTD                         ORD SHS         M98939107     $2,428   225,000   SH         X                       225,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC           COM             038222105     $3,658   187,500   SH         X                       187,500
-----------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING NV ADR         NY REG SHS      N07059186     $2,109    85,000   SH         X                        85,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T INC                    COM             00206R102     $7,660   200,000   SH         X                       200,000
-----------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC            COM             057224107       $685    10,000   SH         X                        10,000
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP           COM             067901108     $3,042    70,000   SH         X                        70,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO
DOCE                        SPONSORED ADR   204412209     $5,127   148,000   SH    PUT  X                       148,000
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC           COM             17275R102     $6,023   250,000   SH         X                       250,000
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC           COM             17275R102     $3,614   150,000   SH    CALL X                       150,000
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES INC    CL B            210795308     $1,923   100,000   SH         X                       100,000
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP           COM             25179M103     $2,087    20,000   SH         X                        20,000
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP           COM             25179M103     $2,087    20,000   SH    PUT  X                        20,000
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC     COM             26874Q100    $14,090   225,000   SH    PUT  X                       225,000
-----------------------------------------------------------------------------------------------------------------------------------
FACTSET RESEARCH SYSTEMS
INC                         COM             303075105     $1,616    30,000   SH    PUT  X                        30,000
-----------------------------------------------------------------------------------------------------------------------------------
GASCO ENERGY INC            COM             367220100       $123    50,300   SH         X                        50,300
-----------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP           COM             440452100     $2,500    60,000   SH         X                        60,000
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                 COM             45337C102     $1,440   137,000   SH         X                       137,000
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                 COM             45337C102       $526    50,000   SH    CALL X                        50,000
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                 NOTE 3.500% 2/1 45337CAF9     $4,280 4,000,000  PRN         X                     4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO        COM             46625H100     $3,866    90,000   SH         X                        90,000
-----------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP             COM             482480100     $2,041    55,000   SH         X                        55,000
-----------------------------------------------------------------------------------------------------------------------------------
MACYS INC                   COM             55616P104     $3,805   165,000   SH         X                       165,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion       Voting Authority

                                                       Fair Market
                                                          Value   Shares or
                          Title of                         (in    Principal  SH/ Put/      Shared  Shared Other
Issuer                      Class         Cusip Number thousands)  Amount   PRN  Call Sole Defined Other Managers Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                 COM             583916101     $5,310   600,000   SH         X                       600,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                 COM             583916101     $4,646   525,000   SH    CALL X                       525,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP              COM             594918104     $7,095   250,000   SH         X                       250,000
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP                 COM             63936L100     $3,400    50,000   SH         X                        50,000
-----------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC            COM             670008101     $2,526   120,000   SH         X                       120,000
-----------------------------------------------------------------------------------------------------------------------------------
OSCIENT PHARMACEUTICALS     NOTE 3.500%
CORP                        4/1             68812RAC9       $163   500,000  PRN         X                       500,000
-----------------------------------------------------------------------------------------------------------------------------------
PDL BIOPHARMA INC           COM             69329Y104     $2,383   225,000   SH         X                       225,000
-----------------------------------------------------------------------------------------------------------------------------------
PDL BIOPHARMA INC           COM             69329Y104     $2,266   214,000   SH    CALL X                       214,000
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLE UNITED FINANCIAL
INC                         COM             712704105     $2,770   160,000   SH         X                       160,000
-----------------------------------------------------------------------------------------------------------------------------------
RACKABLE SYSTEMS INC        COM             750077109       $243    26,600   SH    PUT  X                        26,600
-----------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD               ORD             M81869105     $1,056   160,000   SH         X                       160,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TRUST                  UNIT SER 1      78462F103    $26,394   200,000   SH    PUT  X                       200,000
-----------------------------------------------------------------------------------------------------------------------------------
TESORO CORP                 COM             881609101     $2,610    87,000   SH         X                        87,000
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC           COM             889478103     $4,109   175,000   SH         X                       175,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC      COM             91324P102     $4,467   130,000   SH         X                       130,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC      COM             91324P102     $7,731   225,000   SH    CALL X                       225,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFINING INC        COM             959319104     $2,694   200,000   SH         X                       200,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFINING INC        COM             959319104       $282    20,900   SH    CALL X                        20,900
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFINING INC        COM             959319104       $282    20,900   SH    PUT  X                        20,900
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $155,157
(in thousands)
